UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02120

SECURITY INCOME FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY INCOME FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

RYDEX|SGI INCOME FUND

Semi-Annual Report
June 30, 2010

High Yield Fund
U.S. Intermediate Bond Fund

RYDEX | SGI
SECURITY GLOBAL INVESTORS[SM]

Rydex | SGI Income Fund

June 30, 2010 Semi-Annual Report

Chairman’s Letter

June 30, 2010

To Our Shareholders:

For the 6-month period ending June 30, 2010, the S&P 500* lost 6.65% while the NASDAQ* and Dow Jones* indices declined 6.63% and 5.50%, respectively. In contrast, fixed income benchmarks produced positive returns for the period. The Barclays Capital Intermediate Government / Credit Index gained* 4.56% while the Barclays Capital High Yield Index recorded* a 4.51% return.

High government debt burdens and excessive deficits are usually viewed negatively by the bond markets. Increasing emphasis is being placed on addressing budgetary imbalances and reducing deficits, which should be positive for U.S. treasury notes and bonds. In the meantime, as the federal government continues to bring its need for large levels of debt to the fixed income markets, interest rates could climb.

Investors have reduced their cyclical company exposures as job growth appears to have stalled. May’s employment report painted a discouraging picture for the U.S. economy. Although the economy added 431,000 jobs, only 41,000 of those jobs were added to private payrolls; the balance added was due to the government’s hiring of census workers. Recovery in the labor markets disappointed investors and the unemployed again in June.

Additionally, the unemployment rate declined to 9.5% because more Americans left the work force, and therefore, were not included in the pool of available labor. The unemployment rate hasn’t been below its current level for a year. These factors highlight the fragility of the recovery and increase worries about the potential for a double-dip recession given the trending decline in GDP.

In reaction, the Federal Reserve has kept interest rates at record lows, near 0%, as it has since December 2008, and kept its outlook consistent over that 17-month period while continuing to purchase U.S. Treasury securities. The Federal Reserve is committed to maintaining low interest rates for an extended period of time, which the futures market is interpreting as keeping a 0.25% Federal Funds rate in place at least until the spring of 2011. The U.S. Treasury has stated its intention to lengthen the average maturity of its debt, so the bond market will be confronted with a rising supply of longer maturity securities. Finally, Congress continues to debate the need for, and benefit of, additional fiscal stimulus.

As the period comes to a close, high yield spreads over U.S. Treasuries are back to 700 basis points, levels not seen since November of last year. The market quickly re-priced to higher spreads and yields. Companies have been able to generate cash and refinance debt on attractive terms, thereby decreasing default risk. Such an environment often encourages investors to reach for yield and add risk by investing in high yield securities rather than buying U.S. Treasuries. These factors appear to make the high yield market attractive relative to other asset classes.

We will continue to monitor corporate earnings and expectations of future earnings along with signs of a potential double-dip recession and adjust investment risk accordingly.

Thank you for the trust you have placed in us and investing in the Rydex | SGI Funds.

Sincerely,

Richard M. Goldman President and Chairman, Security Income Fund

*	Indices are defined as follows:

Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.

The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

Barclays Capital U.S. Corporate High Yield Bond Index (formerly Lehman Brothers U.S. Corporate High Yield Bond Index) - is an unmanaged index that tracks below investment grade bonds.

The Barclays Capital Intermediate U.S. Government/Credit Index - is an unmanaged index that tracks U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

Rydex | SGI Funds are distributed by Rydex Distributors, LLC (RDL). Security Global InvestorsSM is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for Rydex Advisors, LLC and Rydex Advisors II, LLC. Security Global Investors and Rydex Investments are affiliates and subsidiaries of Security Benefit, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

Information About Your Series Expenses

June 30, 2010 (Unaudited)

Calculating your ongoing Series expenses

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees
(12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 31, 2009 through June 30, 2010.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses Paid During the Period[2]
Table 1. Based on actual Fund return[3]
High Yield Fund
A Class	1.12%	3.98%	$1,000.00	$1,039.80	$5.66
B Class	0.87%	4.20%	1,000.00	1,042.00	4.40
C Class	1.87%	3.67%	1,000.00	1,036.70	9.44
Institutional Class	0.87%	4.22%	1,000.00	1,042.20	4.41
U.S. Intermediate Bond Fund
A Class	0.97%	4.22%	1,000.00	1,042.20	4.91
B Class	1.72%	3.81%	1,000.00	1,038.10	8.69
C Class	1.72%	3.81%	1,000.00	1,038.10	8.69
Table 2. Based on hypothetical 5% return (before expenses)
High Yield Fund
A Class	1.12%	5.00%	1,000.00	1,019.24	5.61
B Class	0.87%	5.00%	1,000.00	1,020.48	4.36
C Class	1.87%	5.00%	1,000.00	1,015.52	9.35
Institutional Class	0.87%	5.00%	1,000.00	1,020.48	4.36
U.S. Intermediate Bond Fund
A Class	0.97%	5.00%	1,000.00	1,019.98	4.86
B Class	1.72%	5.00%	1,000.00	1,016.27	8.60
C Class	1.72%	5.00%	1,000.00	1,016.27	8.60

[1]	Annualized

[2]

Expenses are equal to the Series annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.

Performance Summary June 30, 2010	Rydex | SGI Income Fund High Yield Fund
(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of High Yield Fund on June 30, 2000, and reflects deduction of the 4.75% maximum sales charge. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Barclays Capital U.S. Corporate High Yield Bond Index (formerly Lehman Brothers U.S. Corporate High Yield Bond Index) is an unmanaged index that tracks below investment grade bonds.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

AA	0.25%
A	0.09
BBB	3.46
BB	24.59
B	31.94
CCC	21.10
NR	5.31
Preferred Stocks	0.13
Common Stocks	0.22
Repurchase Agreement	13.04
Liabilities, Less Cash & Other Assets	(0.13)

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-10

	1 Year	5 Years	10 Years	Since Inception
A Shares	25.04%	7.15%	6.92%	—
A Shares with sales charge	19.08%	6.11%	6.40%	—
B Shares	25.53%	7.17%	6.43%	—
B Shares with CDSC	20.53%	6.87%	6.43%	—
C Shares	24.24%	6.40%	6.14%	—
C Shares with CDSC	23.24%	6.40%	6.14%	—
Institutional Class	25.59%	—	—	12.78 (7-11-08	% )

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1%, in the first year, for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Income Fund High Yield Fund

	Shares	Value
COMMON STOCKS - 0.2%
Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc.[1]	5,378	$5,055

Oil & Gas Equipment & Services - 0.0%
SemGroup Corporation2,11,*	3,363	80,712

Publishing - 0.1%
Dex One Corp.*	7,351	139,669
SuperMedia, Inc.*	276	5,048

		144,717

Regional Banks - 0.1%
CIT Group, Inc.*	4,568	154,673

TOTAL COMMON STOCKS (cost $667,671)		$385,157

	Shares	Value
PREFERRED STOCKS - 0.2%
Department Stores - 0.1%
Sears Holdings Corporation
7.00%, 7/15/2042*	3,800	$58,306
7.40%, 2/1/2043*	7,500	120,938

		179,244

Marine Ports & Services - 0.0%
U.S. Shipping Corporation
0.00%, 2,11,*	14,718	36,795
Publishing - 0.1%
Medianews Group, Inc.
0.00%, 2,11,*	11,074	182,721
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 12/31/2012*	17,000	5,780
Federal National Mortgage Association
8.25%, 12/31/2010*	12,000	4,080
4.38%, 5/13/2011	5,000	2,600

		12,460

TOTAL PREFERRED STOCKS (cost $1,696,597)		$411,220

	Shares	Value
WARRANT - 0.0%
SemGroup Corporation[2,11]	3,540	$20,355

TOTAL WARRANT (cost $17,700)		$20,355

	Principal Amount	Value
CONVERTIBLE BONDS - 3.2%
Automobiles (including Replacement Parts) - 0.7%
Sonic Automotive, Inc.
5.00%, 2029[3]	$1,200,000	$1,174,500

Brokerage - 0.5%
E*Trade Financial Corporation
0.00%, 2019[3]	750,000	856,875

	Principal Amount	Value
Financial Services - 0.6%
Forest City Enterprises, Inc.
5.00%, 2016[3,4,5]	$1,000,000	$1,070,000

Health Care Services - 1.3%
Hologic, Inc.
2.00%, 2037[3,6]	2,550,000	2,170,687

Invacare Corporation
4.13%, 2027[3]	150,000	160,313

		2,331,000

Metals & Minerals - 0.1%
USEC, Inc.
3.00%, 2014[3]	150,000	108,000

TOTAL CONVERTIBLE BONDS (cost $5,203,293)		$5,540,375

CORPORATE BONDS - 81.9%
Airlines - 2.6%
Continental Airlines
7.03%, 2011[3]	455,657	454,518
Continental Airlines
7.34%, 2014[2,11]	1,239,102	1,183,343
UAL
12.00%, 2016[3,4,5]	2,500,000	2,612,500
United Air Lines, Inc.
9.88%, 2013[3,4,5]	250,000	256,250

		4,506,611

Automotive - 2.6%
AutoNation, Inc.
6.75%, 2018[3]	100,000	98,500
Ford Motor Credit Company LLC
8.00%, 2016[3]	1,000,000	1,022,591
8.13%, 2020[3]	600,000	612,415
Metaldyne Corporation
11.00%, 2012[2,7,11]	500,000	—
Motors Liquidation Company
8.38%, 2033[3,7]	850,000	272,000
Penske Automotive Group, Inc.
7.75%, 2016[3]	1,750,000	1,645,000
Sonic Automotive, Inc.
9.00%, 2018[3]	1,000,000	1,015,000

		4,665,506

Banking - 0.5%
FCB Capital Trust I
8.05%, 2028[3]	50,000	48,072
Progress Capital Trust I
10.50%, 2027[3]	300,000	308,900
Rabobank Capital Funding Trust II
5.26%, 2049[3,4,5,8]	500,000	443,698

		800,670

Brokerage - 1.9%
E*Trade Financial Corporation
7.88%, 2015[3]	1,850,000	1,655,750
Nuveen Investments, Inc.
10.50%, 2015[3]	2,050,000	1,783,500

		3,439,250

Chemicals - 1.5%
Ineos Group Holdings plc
8.50%, 2016[3,4,5]	3,000,000	2,340,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Income Fund High Yield Fund

	Principal Amount	Value
CORPORATE BONDS - 81.9% (continued)
Chemicals - 1.5% (continued)
PolyOne Corporation
6.58%, 2011[3]	$375,000	$375,000

		2,715,000

Construction Machinery - 0.0%
Neff Corporation
10.00%, 2015[3] ,7	100,000	1,875

Consumer Cyclical - Other - 2.6%
Sabre Holdings Corporation
8.35%, 2016[3]	3,000,000	2,865,000
VWR Funding, Inc.
10.75%, 2017[3,4,5,11]	1,903,231	1,750,973

		4,615,973

Consumer Products - 1.2%
Central Garden and Pet Company
8.25%, 2018[3]	250,000	247,813
Hanesbrands, Inc.
4.12%, 2014[3] ,5,8	100,000	94,625
8.00%, 2016[3]	1,500,000	1,520,625
Scotts Miracle-Gro Company
7.25%, 2018[3]	100,000	100,875
Sealy Mattress Company
10.88%, 2016[3] ,4,5	90,000	99,450

		2,063,388

Electric - 3.5%
AES Red Oak LLC
8.54%, 2019[3]	3,299,035	3,257,797
East Coast Power LLC
7.07%, 2012[3]	25,205	25,482
NRG Energy, Inc.
8.50%, 2019[3]	2,750,000	2,794,688

		6,077,967

Entertainment - 0.9%
AMC Entertainment, Inc.
8.00%, 2014[3]	1,272,000	1,224,300
Marquee Holdings, Inc.
9.51%, 2014[3]	500,000	411,250

		1,635,550

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013[3]	100,000	100,000

Financial - Other - 6.0%
Ford Motor Credit Company LLC
7.00%, 2015[3]	2,000,000	1,978,340
Harland Clarke Holdings Corporation
9.50%, 2015[3]	2,195,000	1,997,450
Icahn Enterprises, LP
8.00%, 2018[3] ,4,5	1,750,000	1,697,500
International Lease Finance Corporation
8.75%, 2017[3,4,5]	500,000	473,750
5.65%, 2014[3,4,5]	4,900,000	4,348,750

		10,495,790

Financial Companies - 0.1%
Ineos Finance plc
9.00%, 2015[3] ,4,5	100,000	99,750

Financial Companies - Noncaptive Consumer - 3.9%
General Motors Acceptance Corporation
6.75%, 2014[3]	350,000	338,375
8.00%, 2031[3]	1,400,000	1,286,480
Nelnet, Inc.
7.40%, 2036[3,8]	6,270,000	5,261,382

		6,886,237

Financial Companies - Noncaptive Diversified - 2.5%
CIT Group, Inc.
7.00%, 2013[3]	53,068	50,813
7.00%, 2014[3]	79,603	75,026
7.00%, 2015[3]	79,603	73,434
7.00%, 2016[3]	132,672	121,063
7.00%, 2017[3]	4,435,740	3,992,165

		4,312,501

Food & Beverage - 3.2%
Bumble Bee Foods LLC
7.75%, 2015[3] ,4,5	800,000	805,000
Constellation Brands, Inc.
8.00%, 2014[3]	1,239,000	1,319,534
7.25%, 2017[3]	1,050,000	1,064,438
Harry & David Operations Corporation
9.00%, 2013[3]	600,000	393,000
Pinnacle Foods Finance LLC
9.25%, 2015[3] ,4,5	1,850,000	1,887,000

		5,468,972

Gaming - 4.6%
Boyd Gaming Corporation
7.13%, 2016[3]	925,000	760,813
MGM Resorts International
6.75%, 2013[3,5]	250,000	223,125
7.63%, 2017[3]	1,500,000	1,173,750
11.13%, 2017[3]	200,000	220,500
9.00%, 20203,4, [5]	250,000	256,875
Mohegan Tribal Gaming Authority
7.13%, 2014[3]	1,000,000	722,500
6.88%, 2015[3]	2,000,000	1,420,000
Pinnacle Entertainment, Inc.
7.50%, 2015[3]	1,950,000	1,828,124
8.63%, 2017[3,4,5]	1,000,000	1,030,000
8.75%, 2020[3,4,5]	300,000	277,875

		7,913,562

Health Care - 7.4%
Apria Healthcare Group, Inc.
12.38%, 2014[3,4,5]	500,000	533,750
11.25%, 2014[3,4,5]	900,000	958,500
HCA, Inc.
9.25%, 2016[3]	2,250,000	2,384,999
7.88%, 2020[3]	250,000	257,188
Healthsouth Corporation
8.13%, 2020[3]	1,900,000	1,866,750
Invacare Corporation
9.75%, 2015[3] ,5	100,000	107,500
Radnet Management, Inc.
10.38%, 2018[3] ,4,5	2,400,000	2,160,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Income Fund High Yield Fund

	Principal Amount	Value
CORPORATE BONDS - 81.9% (continued)
Health Care - 7.4% (continued)
US Oncology, Inc.
10.75%, 2014[3]	$1,084,000	$1,111,100
9.13%, 2017[3]	2,200,000	2,260,500
Vanguard Health Holdings Company. II LLC
8.00%, 2018[3]	1,500,000	1,440,000

		13,080,287

Independent Energy - 2.8%
Copano Energy LLC
8.13%, 2016[3]	100,000	98,500
Energy XXI Gulf Coast, Inc.
10.00%, 2013[3]	4,250,000	4,196,875
Petrohawk Energy Corporation
7.88%, 2015[3]	250,000	250,625
Range Resources Corporation
7.38%, 2013[3]	175,000	176,750
Southwestern Energy Company
7.50%, 2018[3]	100,000	106,250

		4,829,000

Industrial - Other - 0.1%
Anixter, Inc.
5.95%, 2015[3]	250,000	238,438

Insurance - Property & Casualty - 0.7%
HUB International Holdings, Inc.
10.25%, 2015[3] ,4,5	1,200,000	1,101,000
Nationwide Mutual Insurance Company
8.25%, 2031[3] ,4,5	150,000	158,733

		1,259,733

Media - Cable - 0.0%
CSC Holdings, Inc.
6.75%, 2012[3]	22,000	22,770

Media - Non Cable - 4.5%
Block Communications, Inc.
8.25%, 2015[3] ,4,5	525,000	510,563
CMP Susquehanna Corporation
9.88%, 2014[3]	800,000	274,000
GeoEye, Inc.
9.63%, 2015[3] ,4,5	1,350,000	1,377,000
Idearc, Inc.
8.00%, 2016[3] ,7	23,450	5,863
Morris Publishing Group LLC
10.00%, 2014[3]	303,837	287,126
Nielsen Finance LLC
12.50%, 2016[3] ,6	1,000,000	952,499
Radio One, Inc.
6.38%, 2013[3]	1,350,000	1,147,500
Reader’s Digest Association, Inc.
9.00%, 2017[3] ,7	100,000	1,000
Satelites Mexicanos S.A. de CV
9.28%, 2011[3] ,8	3,578,505	3,292,224

		7,847,775

Metals & Mining - 1.6%
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[3] ,4,5 ,7	3,880,000	2,371,650
Noble Group, Ltd.
6.63%, 2015[3] ,4,5	450,000	460,125

		2,831,775

Oil Field Services - 1.5%
Aquilex Holdings LLC
11.13%, 2016[3,4,5]	250,000	250,000
Key Energy Services, Inc.
8.38%, 2014[3]	2,250,000	2,235,938
Stallion Oilfield Services
9.75%, 2015[3] ,4,5 ,7	300,000	171,000

		2,656,938

Packaging - 1.1%
Reynolds Group Issuer, Inc.
7.75%, 2016[3] ,4,5	1,800,000	1,759,500
Rock-Tenn Company
9.25%, 2016[3]	100,000	107,250

		1,866,750

Paper - 2.2%
Appleton Papers, Inc.
10.50%, 2015[3,4,5]	2,750,000	2,598,750
Sino-Forest Corporation
10.25%, 2014[3,4,5]	1,225,000	1,301,563

		3,900,313

Pharmaceuticals - 2.2%
Catalent Pharma Solutions, Inc.
10.25%, 2015[3]	3,978,525	3,789,545

Railroads - 0.7%
Kansas City Southern Railway
13.00%, 2013[3]	1,000,000	1,200,000

Refining - 1.8%
Tesoro Corporation
6.50%, 2017[3]	1,600,000	1,464,000
9.75%, 2019[3]	800,000	830,000
Western Refining, Inc.
11.25%, 2017[3,4,5]	1,000,000	910,000

		3,204,000

REIT’s - 3.8%
Commonwealth REIT
1.14%, 2011[3] ,8	875,000	869,931
Forest City Enterprises, Inc.
7.63%, 2015[3]	2,213,000	2,024,895
6.50%, 2017[3]	1,000,000	800,000
Hospitality Properties Trust
6.70%, 2018[3]	2,850,000	2,896,651

		6,591,477

Retailers - 3.1%
General Nutrition Centers, Inc.
5.75%, 2014[3,8]	1,250,000	1,146,875
Michaels Stores, Inc.
11.38%, 2016[3]	800,000	832,000
Neiman Marcus Group, Inc.
10.38%, 2015[3]	2,250,000	2,289,374
Toys R Us Property Company I LLC
10.75%, 2017[3,4,5]	1,000,000	1,092,500

		5,360,749

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Income Fund High Yield Fund

	Principal Amount	Value
CORPORATE BONDS - 81.9% (continued)
Services 4.1%
KAR Auction Services, Inc.
8.75%, 2014[3]	$2,700,000	$2,713,500
Travelport LLC
9.88%, 2014[3]	1,975,000	1,979,938
11.88%, 2016[3]	850,000	858,500
West Corporation
9.50%, 2014[3]	1,450,000	1,457,250
11.00%, 2016[3]	250,000	254,375

		7,263,563

Technology - 3.6%
Amkor Technology, Inc.
9.25%, 2016[3]	3,275,000	3,430,563
Seagate HDD Cayman
6.88%, 2020[3] ,4,5	1,500,000	1,425,000
Seagate Technology HDD Holdings
6.80%, 2016[3]	950,000	921,500
SunGard Data Systems, Inc.
10.63%, 2015[3]	400,000	427,500

		6,204,563

Telecommunications - Wireless - 2.6%
Clearwire Communications LLC
12.00%, 2015[3] ,4,5	500,000	495,625
Digicel Group, Ltd.
10.50%, 2018[3] ,4,5	100,000	103,125
Sprint Capital Corporation
6.90%, 2019[3]	4,350,000	3,936,750

		4,535,500

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011[3]	100,000	104,000

Textile- 0.1%
Invista
9.25%, 2012[3] ,4,5	241,000	244,615

Transportation Services - 0.2%
American Railcar Industries, Inc.
7.50%, 2014[3]	250,000	242,500
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013[3]	250,000	255,000

		497,500

TOTAL CORPORATE BONDS (cost $139,683,773)		$143,327,893

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS - 1.6%
Broadcast Radio & Television - 0.5%
Young Broadcasting, Inc., Term Loan
0.00%, 2012[3,7,9]	$965,000	$919,967

Brokerages, Security Dealers & Investment Houses - 0.1%
Gartmore Investment Management, Term Loan B-2
2.31%, 2014[3] ,9	191,190	166,813
Business Equipment & Services - 0.3%
Open Solutions, Inc., Term Loan - 1st Lien (Jan 07)
2.45%, 2014[3,9]	514,500	450,509

Electronic & Electric - 0.2%
Sabre Holdings Corporation, Term Loan
2.35%, 2014[3,9]	307,349	272,815
2.34%, 2014[3,9]	174,129	154,564

		427,379

Leisure - 0.1%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
0.00%, 2012[3,7,9]	388,889	175,243

Publishing - 0.4%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
2.35%, 2014[3,9]	135,584	55,013
GateHouse Media, Inc., Initial Term Loan
2.35%, 2014[3,9]	363,365	147,435
Medianews Group, Inc.
8.50%, 2014[2,11]	186,847	173,767
Tribune Company, Term Loan B
0.00%, 2014[3,7,9]	493,750	299,955

		676,170

TOTAL SENIOR FLOATING RATE INTERESTS (cost $3,712,573)		$2,816,081

	Principal Amount	Value
REPURCHASE AGREEMENT - 13.0%
UMB Financial Corp., 0.05%, dated 06/30/10, matures 07/01/10; repurchase amount $22,837,032 (Collateralized by U.S. Treasury Note, 1.375%, 03/15/12 with value $14,548,717 and U.S. Treasury Note, 1.875%, 06/15/12 with value $8,745,042)[3]	$22,837,000	$22,837,000

TOTAL REPURCHASE AGREEMENT (cost $22,837,000)		$22,837,000

Total Investments - 100.1%[10] (cost $173,818,607)		$175,338,081
Liabilities, Less Cash & Other Assets - (0.1)%		(250,766)

Total Net Assets - 100.0%		$175,087,315

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $172,405,378.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Income Fund High Yield Fund

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $5,055 (cost $234,709), or 0.0% of total net assets.

[2]	Value determined based on Level 3 inputs.

[3]	Value determined based on Level 2 inputs.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $39,857,618 (cost $40,484,322), or 22.8% of total net assets.

[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[7]	Security is in default of interest and/or principal obligations.

[8]	Variable rate security. Rate indicated is rate effective at June 30, 2010.

[9]	Security is a senior floating rate interest. See Notes to Financial Statements for additional information.

[10]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[11]	Security was fair-valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amount to $3,428,665, (Cost $4,095,343) or 2.0% of total net assets.

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund

High Yield Fund

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Investments, at value*	$152,501,081
Repurchase agreement*	22,837,000

Total Investments	175,338,081
Cash	22,904,491
Receivables:
Fund shares sold	311,726
Securities sold	439,237
Interest	2,520,384
Foreign taxes recoverable	245
Security Investors	11,381
Prepaid expenses	92,558

Total assets	201,618,103

Liabilities:
Payable for:
Fund shares redeemed	2,307,986
Securities purchased	24,044,500
Management fees	81,284
Administration fees	22,916
Transfer agent/maintenance fees	8,905
Professional fees	12,788
12b-1 distribution plan fees	36,725
Other	15,684

Total liabilities	26,530,788

Net assets	$175,087,315

Net assets consist of:
Paid in capital	$177,039,194
Undistributed net investment income	2,953,010
Accumulated net realized loss on sale of investments	(6,424,363)
Net unrealized appreciation in value of investments	1,519,474

Net assets	$175,087,315

Class A:
Capital shares outstanding (unlimited number of shares authorized)	12,673,732
Net assets	$154,005,526
Net asset value and redemption price per share	$12.15

Maximum offering price per share (net asset value divided by 95.25%)	$12.76

Class B:
Capital shares outstanding (unlimited number of shares authorized)	457,282
Net assets	$5,555,102
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.15

Class C:
Capital shares outstanding (unlimited number of shares authorized)	748,790
Net assets	$9,149,422
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.22

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	606,920
Net assets	$6,377,265
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.51

*Investments, at cost	$173,818,607

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Interest	$8,271,102
Dividends	9,899

Total investment income	8,281,001

Expenses:
Management fees	540,517
Administration fees	104,599
Transfer agent/maintenance fees	213,059
Other expenses	51,373
12b-1 distribution fees - Class A	206,491
12b-1 distribution fees - Class C	36,179

Total expenses	1,152,218
Less:
Reimbursement of expenses - Class A	(111,485)
Reimbursement of expenses - Class B	(4,778)
Reimbursement of expenses-Class C	(6,197)
Reimbursement of expenses - Class Institutional Class	(4,018)

Net expenses	1,025,740

Net investment income	7,255,261

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on: Investments	1,606,219

Net realized gain	1,606,219

Net change in unrealized appreciation (depreciation) during the period on:
Investments	(1,917,421)

Net change in unrealized appreciation (depreciation)	(1,917,421)

Net realized and unrealized loss	(311,202)

Net increase in net assets resulting from operations	$6,944,059

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund
Statements of Changes in Net Assets	High Yield Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$7,255,261	$9,014,760
Net realized gain (loss) during the period on investments	1,606,219	(4,147,343)
Net change in unrealized appreciation (depreciation) during the period on investments	(1,917,421)	42,482,888

Net increase in net assets resulting from operations	6,944,059	47,350,305

Distributions to shareholders from:
Net investment income
Class A	(5,210,634)	(6,914,554)
Class B	(205,515)	(491,880)
Class C	(257,317)	(489,328)
Institutional Class	(212,556)	(135,006)
Return of capital
Class A	—	(10,340)
Class B	—	(465)
Class C	—	(531)
Institutional Class	—	(203)

Total distributions to shareholders	(5,886,022)	(8,042,307)

Capital share transactions:
Proceeds from sale of shares
Class A	133,634,692	149,104,233
Class B	460,990	2,756,442
Class C	2,927,799	1,917,325
Institutional Class	4,018,470	1,831,102
Distributions reinvested
Class A	4,404,735	5,952,011
Class B	174,061	407,456
Class C	211,305	414,815
Institutional Class	108,267	131,549
Cost of shares redeemed
Class A	(140,956,161)	(82,854,273)
Class B	(2,150,702)	(2,808,470)
Class C	(2,069,198)	(2,992,590)
Institutional Class	(326,002)	(640,254)

Net increase from capital share transactions	438,256	73,219,346

Net increase in net assets	1,496,293	112,527,344

Net assets:
Beginning of period	173,591,022	61,063,678

End of period	$175,087,315	$173,591,022

Undistributed net investment income at end of period	$2,953,010	$1,583,771

Capital share activity:
Shares sold
Class A	10,860,662	14,071,994
Class B	37,072	284,773
Class C	235,565	183,346
Institutional Class	374,268	197,358
Shares reinvested
Class A	357,981	583,837
Class B	14,175	41,426
Class C	17,103	41,883
Institutional Class	10,179	14,673
Shares redeemed
Class A	(11,455,910)	(8,274,349)
Class B	(174,591)	(278,831)
Class C	(166,900)	(321,056)
Institutional Class	(30,555)	(79,285)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Rydex | SGI Income Fund
Selected data for each share of capital stock outstanding throughout each period	High Yield Fund

Class A	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$12.07	$7.70	$12.14	$12.75	$12.35	$12.70

Income (loss) from investment operations:
Net investment income[c]	0.50	0.90	0.90	0.87	0.83	0.77
Net gain (loss) on securities (realized and unrealized)	(0.02)	4.30	(4.48)	(0.64)	0.39	(0.37)

Total from investment operations	0.48	5.20	(3.58)	0.23	1.22	0.40

Less distributions:
Dividends from net investment income	(0.40)	(0.83)	(0.86)	(0.84)	(0.82)	(0.75)
Return of capital	—	— [b]	—	—	—	—

Total distributions	(0.40)	(0.83)	(0.86)	(0.84)	(0.82)	(0.75)

Net asset value, end of period	$12.15	$12.07	$7.70	$12.14	$12.75	$12.35

Total Return[d]	3.98%	70.53%	(31.09%)	1.80%	10.25%	3.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,006	$155,899	$50,299	$50,917	$55,762	$38,506

Ratios to average net assets:
Net investment income	8.07%	8.49%	8.61%	6.90%	6.68%	6.28%
Total expenses[e]	1.26%	1.41%	1.45%	1.42%	1.45%	1.47%
Net expenses[f]	1.12%	1.10%	1.14%	1.25%	1.45%	1.47%

Portfolio turnover rate	88%	53%	29%	54%	56%	73%

Class B	Six Months Ended June 30, 2010[a,g]	2009[g]	2008[g]	2007[g]	2006[g]	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$12.05	$7.67	$12.09	$12.70	$12.30	$12.66

Income (loss) from investment operations:
Net investment income[c]	0.52	0.92	0.92	0.90	0.75	0.70
Net gain (loss) on securities (realized and unrealized)	(0.01)	4.30	(4.46)	(0.63)	0.39	(0.40)

Total from investment operations	0.51	5.22	(3.54)	0.27	1.14	0.30

Less distributions:
Dividends from net investment income	(0.41)	(0.84)	(0.88)	(0.88)	(0.74)	(0.66)
Return of capital	—	— [b]	—	—	—	—

Total distributions	(0.41)	(0.84)	(0.88)	(0.88)	(0.74)	(0.66)

Net asset value, end of period	$12.15	$12.05	$7.67	$12.09	$12.70	$12.30

Total Return[d]	4.20%	71.07%	(30.90%)	2.09%	9.54%	2.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,555	$6,996	$4,089	$3,027	$5,320	$5,324

Ratios to average net assets:
Net investment income	8.37%	9.08%	9.05%	7.16%	5.99%	5.52%
Total expenses[e]	1.02%	1.19%	1.23%	1.18%	2.13%	2.22%
Net expenses[f]	0.87%	0.85%	0.88%	1.00%	2.13%	2.22%

Portfolio turnover rate	88%	53%	29%	54%	56%	73%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Rydex | SGI Income Fund High Yield Fund

Class C	Six Months Ended June 30, 2010[a]	2009	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$12.14	$7.73	$12.16	$12.76	$12.36	$12.72

Income (loss) from investment operations:
Net investment income[c]	0.44	0.83	0.83	0.78	0.74	0.69
Net gain (loss) on securities (realized and unrealized)	0.01	4.33	(4.49)	(0.63)	0.39	(0.39)

Total from investment operations	0.45	5.16	(3.66)	0.15	1.13	0.30

Less distributions:
Dividends from net investment income	(0.37)	(0.75)	(0.77)	(0.75)	(0.73)	(0.66)
Return of capital	—	— [b]	—	—	—	—

Total distributions	(0.37)	(0.75)	(0.77)	(0.75)	(0.73)	(0.66)

Net asset value, end of period	$12.22	$12.14	$7.73	$12.16	$12.76	$12.36

Total Return[d]	3.67%	69.42%	(31.57%)	1.12%	9.42%	2.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,149	$8,048	$5,865	$1,574	$1,933	$1,795

Ratios to average net assets:
Net investment income	7.36%	8.11%	8.45%	6.16%	5.92%	5.52%
Total expenses[e]	2.02%	2.19%	2.28%	2.18%	2.21%	2.22%
Net expenses[f]	1.87%	1.85%	1.87%	2.00%	2.21%	2.22%

Portfolio turnover rate	88%	53%	29%	54%	56%	73%

Institutional Class	Six Months Ended June 30, 2010[a]	2009	Year Ended December 31, 2008[h]
Per Share Data
Net asset value, beginning of period	$10.47	$6.74	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.42	0.81	0.38
Net gain (loss) on securities (realized and unrealized)	0.02	3.76	(3.22)

Total from investment operations	0.44	4.57	(2.84)

Less distributions:
Dividends from net investment income	(0.40)	(0.84)	(0.42)
Return of capital	—	— [b]	—

Total distributions	(0.40)	(0.84)	(0.42)

Net asset value, end of period	$10.51	$10.47	$6.74

Total Return[d]	4.22%	71.18%	(28.96%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,377	$2,649	$811

Ratios to average net assets:
Net investment income	8.38%	8.79%	9.51%
Total expenses[e]	1.03%	1.16%	1.33%
Net expenses[f]	0.87%	0.85%	0.85%

Portfolio turnover rate	88%	53%	29%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Rydex | SGI Income Fund High Yield Fund

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]	Less than $0.01 per share.

[c]	Net investment income was computed using the average shares outstanding throughout the period.

[d]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]

Effective December 1, 2006, Class B shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

[h]

The Institutional Class of High Yield Fund was initially capitalized on July 11, 2008 with a net asset value of $10.00 per share. Percentage amounts for the period, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2010	Rydex | SGI Income Fund U.S. Intermediate Bond Fund (unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of U.S. Intermediate Bond Fund on June 30, 2000, and reflects deduction of the 4.75% maximum sales charge. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index that tracks U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.

Average Annual Returns

Periods Ended 6-30-10	1 Year	5 Years	10 Years
A Shares	9.98%	1.55%	3.87%
A Shares with sales charge	4.87%	0.56%	3.38%
B Shares	9.17%	0.79%	3.27%
B Shares with CDSC	4.17%	0.45%	3.27%
C Shares	9.12%	0.84%	3.11%
C Shares with CDSC	8.12%	0.84%	3.11%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1%, in the first year, for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

AAA	42.40%
AA	8.62
A	26.85
BBB	13.54
BB	0.10
B	1.71
CCC	0.34
CC	0.02
NR	0.89
Preferred Stock	2.30
Cash & Other Assets, Less Liabilities	3.23

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Fund

	Principal Amount	Value
CONVERTIBLE BOND - 0.0%
Brokerage - 0.0%
E*Trade Financial Corporation
0.00%, 2019[1]	$25,000	$28,563

TOTAL CONVERTIBLE BOND (cost $25,369)		$28,563

	Principal Amount	Value
CORPORATE BONDS - 53.5%
Automotive - 0.0%
Affinia Group Holdings, Inc.
9.00%, 2014[1]	$30,000	$30,150
Sonic Automotive, Inc.
8.63%, 2013[1]	6,000	6,090

		36,240

Banking - 12.5%
Citigroup, Inc.
6.38%, 2014[1]	500,000	531,077
6.01%, 2015[1]	500,000	524,442
4.75%, 2015[1]	500,000	499,735
JPMorgan Chase & Company
4.65%, 2014[1]	2,500,000	2,665,690
3.40%, 2015[1]	3,000,000	3,006,806
6.30%, 2019[1]	1,000,000	1,129,495
Kaupthing Bank HF
3.49%, 2010[1,2,3,4]	5,000,000	1,200,000
Merrill Lynch & Company, Inc.
5.30%, 2015[1]	3,000,000	3,108,035
Morgan Stanley
4.10%, 2015[1]	2,000,000	1,949,156
Standard Chartered plc
6.41%, 2049[1,3,4,5]	3,250,000	2,839,030
Wells Fargo & Company
4.38%, 2013[1]	1,000,000	1,057,172

		18,510,638

Brokerage - 2.4%
BlackRock, Inc.
6.25%, 2017[1]	3,000,000	3,438,840

Building Materials - 0.2%
CRH America, Inc.
6.95%, 2012[1]	300,000	324,892
Legrand France S.A.
8.50%, 2025[1]	20,000	24,237

		349,129

Chemicals - 1.8%
Geo Specialty Chemicals
7.50%, 2015[6,7]	11,056	5,528
Mosaic Global Holdings, Inc.
7.38%, 2018[1]	18,000	21,132
PPG Industries, Inc.
7.40%, 2019[1]	350,000	419,344
Praxair, Inc.
4.63%, 2015[1]	1,000,000	1,096,381
5.20%, 2017[1]	1,050,000	1,168,151

		2,710,536

Consumer Noncyclical - Other - 2.3%
Rensselaer Polytechnic Institute
5.60%, 2020[1]	3,000,000	3,251,159

Diversified Manufacturing - 1.8%
ITT Corporation
4.90%, 2014[1]	2,500,000	2,724,223

Electric - 4.0%
AES Corporation
8.75%, 2013[1,3,4]	11,000	11,165
Allegheny Energy Supply Company LLC
8.25%, 2012[1,3,4]	65,000	71,004
American Water Capital Corporation
6.09%, 2017[1]	2,000,000	2,205,348
Arizona Public Service Company
6.38%, 2011[1]	300,000	317,523
DPL, Inc.
6.88%, 2011[1]	25,000	26,464
Duke Energy Ohio, Inc.
5.70%, 2012[1]	300,000	324,545
Oncor Electric Delivery Company LLC
6.38%, 2015[1]	300,000	339,894
PSEG Energy Holdings LLC
8.50%, 2011[1]	34,000	34,929
Sherwin-Williams Company
3.13%, 2014[1]	2,500,000	2,587,256

		5,918,128

Entertainment - 0.2%
AMC Entertainment, Inc.
8.00%, 2014[1]	46,000	44,275
Walt Disney Company
4.50%, 2013[1]	300,000	330,409

		374,684

Environmental - 0.1%
Allied Waste North America, Inc.
5.75%, 2011[1]	50,000	51,207
Browning-Ferris Industries, Inc.
9.25%, 2021[1]	20,000	24,766

		75,973

Financial - Other - 1.7%
AAC Group Holding Corporation
10.25%, 2012[1,3,4,8]	5,000	4,950
Ford Motor Credit Company LLC
7.00%, 2015[1]	2,500,000	2,472,925
PXRE Capital Trust I
8.85%, 2027[1]	31,000	27,706

		2,505,581

Financial Companies - Noncaptive Consumer - 0.2%
Residential Capital LLC
6.50%, 2012[1]	350,000	329,000

Financial Companies - Noncaptive Diversified - 0.7%
General Electric Capital Corporation
6.00%, 2012[1]	1,000,000	1,076,123

Food & Beverage - 2.1%
Brown-Forman Corporation
5.00%, 2014[1]	1,000,000	1,099,987

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Fund

	Principal Amount	Value
CORPORATE BONDS - 53.5% (continued)
Food & Beverage - 2.1% (continued)
General Mills, Inc.
5.25%, 2013[1]	$1,000,000	$1,102,994
5.70%, 2017[1]	800,000	929,138
Harry & David Operations Corporation
5.54%, 2012[1,5]	12,000	7,680

		3,139,799

Health Care - 1.0%
Medtronic, Inc.
3.00%, 2015[1]	1,500,000	1,553,865
Tenet Healthcare Corporation
6.38%, 2011[1]	12,000	11,850
9.25%, 2015[1]	58,000	59,885

		1,625,600

Independent Energy - 1.6%
Devon Financing Corporation ULC
6.88%, 2011[1]	2,300,000	2,455,630
Whiting Petroleum Corporation
7.25%, 2012[1]	10,000	10,000
7.25%, 2013[1]	4,000	4,030

		2,469,660

Industrial - Other - 1.5%
Johns Hopkins University
5.25%, 2019[1]	2,000,000	2,241,720

Insurance - 0.3%
Hartford Financial Services Group, Inc.
4.00%, 2015[1]	500,000	490,892

Insurance - Life - 0.7%
RenaissanceRe Holdings, Ltd.
5.88%, 2013[1]	1,000,000	1,074,496

Insurance - Property & Casualty - 0.7%
Berkshire Hathaway Finance Corporation
4.75%, 2012[1]	1,000,000	1,061,650
TIG Holdings, Inc.
8.60%, 20271,3.4	34,000	26,265

		1,087,915

Integrated Energy - 0.9%
BP Capital Markets plc
5.25%, 2013[1]	1,000,000	919,256
Statoil ASA
2.90%, 2014[1]	500,000	511,215

		1,430,471

Media - Cable - 3.0%
Omnicom Group, Inc.
6.25%, 2019[1]	4,000,000	4,552,636

Media - Non Cable - 1.8%
DIRECTV Holdings LLC
3.55%, 2015[1]	2,500,000	2,516,587
Sinclair Broadcast Group, Inc.
8.00%, 2012[1]	4,000	3,905

		2,520,492

Natural Gas Pipelines - 1.6%
Express Pipeline, LP
6.47%, 2013[1,3,4]	90,667	91,845
Transcontinental Gas Pipe Line Company LLC
7.00%, 2011[1]	2,000,000	2,106,270
Williams Companies, Inc.
8.75%, 2032[1]	18,000	21,005

		2,219,120

Packaging - 0.0%
Constar International, Inc.
3.81%, 20121.4.5	15,000	12,431

Paper - 0.0%
Georgia-Pacific LLC
8.00%, 2024[1]	51,000	54,060

Pharmaceuticals - 4.8%
AstraZeneca plc
5.90%, 2017[1]	1,250,000	1,462,330
GlaxoSmithKline Capital, Inc.
4.85%, 2013[1]	1,500,000	1,639,950
Novartis Securities Investment, Ltd.
5.13%, 2019[1]	1,500,000	1,679,169
Wyeth
5.25%, 2013[1]	2,000,000	2,212,149

		6,993,598

Railroads - 0.0%
Kansas City Southern de Mexico S.A. de CV
9.38%, 2012[1]	15,000	15,375

Restaurants - 0.8%
Starbucks Corporation
6.25%, 2017[1]	1,000,000	1,126,144

Retailers - 0.0%
Toys R US, Inc.
7.38%, 2018[1]	21,000	19,740

Services - 0.0%
Cornell Companies, Inc.
10.75%, 2012[1]	30,000	30,375

Technology - 0.7%
Microsoft Corporation
2.95%, 2014[1]	1,000,000	1,046,369
Nortel Networks, Ltd.
6.88%, 20231.2	31,000	8,370

		1,054,739

Telecommunications - Wireless - 1.9%
AT&T, Inc.
4.85%, 2014[1]	700,000	766,671
Millicom International Cellular S.A.
10.00%, 2013[1]	42,000	43,260
Vodafone Group plc
5.50%, 2011[1]	2,000,000	2,076,982

		2,886,913

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Fund

	Principal Amount	Value
CORPORATE BONDS - 53.5% (continued)
Telecommunications - Wirelines - 1.5%
AT&T Corporation
7.30%, 2011[1]	$37,000	$39,994
8.00%, 2031[1]	37,000	47,627
BellSouth Corporation
6.00%, 2011[1]	2,000,000	2,123,146
Qwest Corporation
3.79%, 2013[1,5]	10,000	9,900

		2,220,667

Transportation Services - 0.0%
Ship Finance International, Ltd.
8.50%, 2013[1]	46,000	45,310

U.S. Banking - 0.7%
American Express Bank FSB
3.15%, 2011[1]	1,000,000	1,035,561

TOTAL CORPORATE BOND (cost $79,735,391)		$79,647,968

	Shares	Value
PREFERRED STOCKS - 2.3%
Financial Companies - 1.9%
JPMorgan Chase Capital XXIX
6.70%, 2040[1]	120,000	$2,845,200

Insurance Brokers - 0.4%
Woodbourne Capital Trust I
0.00%, 2049[3,5,6,7]	950,000	163,714
Woodbourne Capital Trust II
0.00%, 2049[3,5,6,7]	950,000	163,714
Woodbourne Capital Trust III
0.00%, 2049[3,5,6,7]	950,000	163,713
Woodbourne Capital Trust IV
0.00%, 2049[3,5,6,7]	950,000	163,713

		654,854

TOTAL PREFERRED STOCKS (cost $6,818,354)		$3,500,054

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 2.2%
Other Non-Agency - 2.2%
C.M.O.’s - 2.2%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.23%, 2035[1,5]	$493,310	$456,626
Countrywide Alternative Loan Trust
2005-30CB, 0.65%, 2035[1,5]	2,425,519	1,028,115
Homebanc Mortgage Trust
2006-1, 2.64%, 2037[1,5]	746,123	489,734
JP Morgan Mortgage Trust
2006-A3, 3.50%, 2036[1,5]	103,862	89,697
Master Adjustable Rate Mortgages Trust
2003-5, 1.97%, 2033[1,5]	1,364,607	1,214,977

		3,279,149

		3,279,149

U.S. Government Sponsored Agencies - 0.0%
C.M.O.’s - 0.0%
Federal National Mortgage Association
FNR 1990-108 G, 7.00%, 2020[1]	22,139	24,563

		24,563

U.S. Government Sponsored Securities - 0.0%
Pass Through’s - 0.0%
Government National Mortgage Association
G2 1849, 8.50%, 2024[1]	2,957	3,464
#518436, 7.25%, 2029[1]	18,166	20,588

		24,052

		24,052

TOTAL MORTGAGE BACKED SECURITIES (cost $5,174,764)		$3,327,764

	Principal Amount	Value
ASSET BACKED SECURITIES - 1.0%
Home Equity Loans - 1.0%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.61%, 2035[1,5]	$734,555	$672,107
Residential Asset Mortgage Products, Inc.
2005-RS7, 0.62%, 2035[1,5]	753,665	711,608
Residential Asset Securities Corporation
2005-KS7, 0.58%, 2035[1,5]	72,351	71,594

		1,455,309

TOTAL ASSET BACKED SECURITIES (cost $1,560,571)		$1,455,309

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.3%
Federal Home Loan Bank
1.25%, 10/14/2010[1]	$2,000,000	$2,005,886

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,001,425)		$2,005,886

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2010 (Unaudited)	Rydex | SGI Income Fund U.S. Intermediate Bond Fund

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES - 36.5%
U.S. Treasury Notes
0.88%, 3/31/2011	$3,000,000	$3,012,657
1.38%, 3/15/2012	6,000,000	6,086,952
1.38%, 5/15/2012	2,500,000	2,536,720
2.75%, 2/28/2013	8,000,000	8,402,496
3.50%, 5/31/2013	4,500,000	4,835,741
2.13%, 5/31/2015	6,500,000	6,611,735
1.88%, 6/30/2015	5,000,000	5,019,140
2.38%, 3/31/2016	4,000,000	4,059,064
2.75%, 5/31/2017	5,000,000	5,105,470
2.75%, 2/15/2019	4,000,000	3,985,000
3.50%, 5/15/2020	4,500,000	4,709,520

TOTAL U.S. GOVERNMENT SECURITIES (cost $53,490,612)		$54,364,495

Total Investments - 96.8%[9] (cost $148,806,486)		$144,330,039
Cash & Other Assets, Less Liabilities - 3.2%		4,825,217

Total Net Assets - 100.0%		$149,155,256

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $149,557,061.

plc	Public Limited Company

[1]	Value determined based on Level 2 inputs.

[2]	Security is in default of interest and/or principal obligations.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,256,690 (cost $8,445,859), or 2.9% of total net assets.

[5]	Variable rate security. Rate indicated is rate effective at June 30, 2010.

[6]	Value determined based on Level 3 inputs.

[7]	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $660,382, (cost $3,828,694) or 0.4% of total net assets.

[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[9]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities	Rydex | SGI Income Fund
June 30, 2010 (Unaudited)	U.S. Intermediate Bond Fund

Assets:
Investments at value*	$144,330,039
Cash	5,355,730
Receivables:
Fund shares sold	155,930
Securities sold	3,288,382
Interest	1,293,245
Security Investors	29,580
Prepaid expenses	37,541

Total assets	154,490,447

Liabilities:
Payable for:
Fund shares redeemed	133,401
Securities purchased	5,023,828
Management fees	61,422
Administration fees	13,246
Transfer agent/maintenance fees	23,522
Director’s fees	508
Professional fees	3,818
12b-1 distribution plan fees	52,344
Other	23,102

Total liabilities	5,335,191

Net assets	$149,155,256

Net assets consist of:
Paid in capital	$194,174,196
Accumulated net investment loss	(594,083)
Accumulated net realized loss on sale of investments	(39,948,410)
Net unrealized depreciation in value of investments	(4,476,447)

Net assets	$149,155,256

Class A:
Capital shares outstanding (unlimited number of shares authorized)	27,389,760
Net assets	$114,166,074
Net asset value and redemption price per share.	$4.17

Maximum offering price per share (net asset value divided by 95.25%)	$4.38

Class B:
Capital shares outstanding (unlimited number of shares authorized)	3,491,041
Net assets	$14,479,610
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.15

Class C:
Capital shares outstanding (unlimited number of shares authorized)	4,945,807
Net assets	$20,509,572
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.15

*Investments, at cost	$148,806,486

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Interest	$2,442,032
Dividends	57,027

Total investment income	2,499,059

Expenses:
Management fees	362,680
Administration fees	72,681
Transfer agent/maintenance fees	188,994
Other expenses	75,509
12b-1 distribution fees - Class A	147,729
12b-1 distribution fees - Class B	72,033
12b-1 distribution fees - Class C	95,033

Total expenses	1,014,659
Less:
Reimbursement of expenses - Class A	(135,449)
Reimbursement of expenses - Class B	(18,940)
Reimbursement of expenses - Class C	(25,246)

Net expenses	835,024

Net investment income	1,664,035

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(2,076,646)

Net realized loss	(2,076,646)

Net change in unrealized appreciation (depreciation) during the period on:
Investments	6,315,277

Net change in unrealized appreciation (depreciation)	6,315,277

Net realized and unrealized gain	4,238,631

Net increase in net assets resulting from operations	$5,902,666

The accompanying notes are an integral part of the financial statements

Rydex | SGI Income Fund
Statements of Changes in Net Assets	U.S. Intermediate Bond Fund

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from operations:
Net investment income	$1,664,035	$3,617,963
Net realized loss during the period on investments	(2,076,646)	(17,846,112)
Net change in unrealized appreciation (depreciation) during the period on investments	6,315,277	(208,500)

Net increase (decrease) in net assets resulting from operations	5,902,666	(14,436,649)

Distributions to shareholders from:
Net investment income
Class A	(1,345,750)	(3,018,192)
Class B	(123,105)	(390,562)
Class C	(164,899)	(494,092)

Total distributions to shareholders	(1,633,754)	(3,902,846)

Capital share transactions:
Proceeds from sale of shares
Class A	18,299,321	30,396,900
Class B	992,607	2,132,696
Class C	1,437,942	1,563,908
Issuance of shares in connection with the acquisition of Capital Preservation Series (Note 6)
Class A	—	69,222,826
Class B	—	16,950,894
Class C	—	27,427,522
Distributions reinvested
Class A	1,297,966	2,889,183
Class B	118,136	371,959
Class C	150,934	455,780
Cost of shares redeemed
Class A	(13,612,501)	(35,449,243)
Class B	(3,335,312)	(6,575,955)
Class C	(2,526,615)	(6,720,770)

Net increase from capital share transactions	2,822,478	102,665,700

Net increase in net assets	7,091,390	84,326,205

Net assets:
Beginning of period	142,063,866	57,737,661

End of period	$149,155,256	$142,063,866

Accumulated net investment loss at end of period	$(594,083)	$(624,364)

Capital share activity:
Shares sold
Class A	4,450,921	7,802,005
Class B	243,168	544,287
Class C	350,834	401,690
Issuance of shares in connection with the acquisition of Capital Preservation Series (Note 6)
Class A	—	13,711,372
Class B	—	3,416,680
Class C	—	5,517,334
Shares reinvested
Class A	315,357	734,291
Class B	28,856	95,162
Class C	36,861	116,825
Shares redeemed
Class A	(3,303,169)	(9,068,846)
Class B	(815,536)	(1,690,449)
Class C	(618,173)	(1,726,294)

Financial Highlights	Rydex SGI Income Fund
Selected data for each share of capital stock outstanding throughout each period	U.S. Intermediate Bond Fund

Class A	Six Months Ended June 30, 2010[a]	2009[b,c]	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$4.05	$3.78	$4.49	$4.59	$4.63	$4.76

Income (loss) from investment operations:
Net investment income[d]	0.05	0.12	0.20	0.21	0.21	0.19
Net gain (loss) on securities (realized and unrealized)	0.12	0.28 [e]	(0.69)	(0.10)	(0.05)	(0.12)

Total from investment operations	0.17	0.40	(0.49)	0.11	0.16	0.07

Less distributions:
Dividends from net investment income	(0.05)	(0.13)	(0.22)	(0.21)	(0.20)	(0.20)

Total distributions	(0.05)	(0.13)	(0.22)	(0.21)	(0.20)	(0.20)

Net asset value, end of period	$4.17	$4.05	$3.78	$4.49	$4.59	$4.63

Total Return[f]	4.22%	10.63%	(11.33%)	2.43%	3.64%	1.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,166	$104,972	$48,201	$62,220	$74,244	$70,502

Ratios to average net assets:
Net investment income	2.48%	3.04%	4.80%	4.71%	4.51%	4.09%
Total expenses[g]	1.21%	1.31%	1.23%	1.12%	1.16%	1.16%
Net expenses[h]	0.97%	0.95%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate	63%	89%[i]	34%	41%	68%	59%

Class B	Six Months Ended June 30, 2010[a]	2009[b,c]	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$4.03	$3.76	$4.47	$4.57	$4.61	$4.74

Income (loss) from investment operations:
Net investment income[d]	0.04	0.09	0.17	0.18	0.17	0.16
Net gain (loss) on securities (realized and unrealized)	0.11	0.28 [e]	(0.70)	(0.10)	(0.04)	(0.12)

Total from investment operations	0.15	0.37	(0.53)	0.08	0.13	0.04

Less distributions:
Dividends from net investment income	(0.03)	(0.10)	(0.18)	(0.18)	(0.17)	(0.17)

Total distributions	(0.03)	(0.10)	(0.18)	(0.18)	(0.17)	(0.17)

Net asset value, end of period	$4.15	$4.03	$3.76	$4.47	$4.57	$4.61

Total Return[f]	3.81%	9.87%	(12.06%)	1.67%	2.87%	0.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,480	$16,249	$6,281	$9,167	$9,164	$10,826

Ratios to average net assets:
Net investment income	1.73%	2.31%	4.04%	3.97%	3.75%	3.34%
Total expenses[g]	1.96%	2.06%	1.98%	1.87%	1.91%	1.91%
Net expenses[h]	1.72%	1.70%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	63%	89%[i]	34%	41%	68%	59%

Financial Highlights	Rydex SGI Income Fund
Selected data for each share of capital stock outstanding throughout each period	U.S. Intermediate Bond Fund

Class C	Six Months Ended June 30, 2010[a]	2009[b,c]	2008	2007	2006	Year Ended December 31, 2005
Per Share Data
Net asset value, beginning of period	$4.03	$3.76	$4.46	$4.56	$4.60	$4.73

Income (loss) from investment operations:
Net investment income[d]	0.04	0.09	0.17	0.18	0.17	0.16
Net gain (loss) on securities (realized and unrealized)	0.11	0.28 [e]	(0.69)	(0.10)	(0.04)	(0.12)

Total from investment operations	0.15	0.37	(0.52)	0.08	0.13	0.04

Less distributions:
Dividends from net investment income	(0.03)	(0.10)	(0.18)	(0.18)	(0.17)	(0.17)

Total distributions	(0.03)	(0.10)	(0.18)	(0.18)	(0.17)	(0.17)

Net asset value, end of period	$4.15	$4.03	$3.76	$4.46	$4.56	$4.60

Total Return[f]	3.81%	9.85%	(11.85%)	1.68%	2.87%	0.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,510	$20,843	$3,256	$3,906	$4,894	$5,427

Ratios to average net assets:
Net investment income	1.73%	2.28%	4.05%	3.96%	3.76%	3.33%
Total expenses[g]	1.97%	2.05%	1.98%	1.87%	1.91%	1.91%
Net expenses[h]	1.72%	1.70%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	63%	89%[i]	34%	41%	68%	59%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for the U.S. Intermediate Bond Series exclude the historical highlights of the Capital Preservation Series Class A, B and C shares. The assets of the Capital Preservation Series were acquired by the U.S. Intermediate Bond Series on February 20, 2009.

[c]	Effective February 20, 2009, the Series name became U.S. Intermediate Bond Series. Prior to February 20, 2009, the Series was known as the Diversified Income Series.

[d]	Net investment income per share was computed using the average shares outstanding throughout the period.

[e]

The amount shown for a share of capital stock outstanding throughout the period does not accord with the change in net realized and unrealized loss on investments assumed by the Series in connection with the acquisition of the Capital Preservation Series on February 20, 2009.

[f]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[g]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[h]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[i]	Significant variation in the portfolio turnover rate is due to Investment Manager’s appointment of new portfolio manager for the Series.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Significant Accounting Policies

Rydex | SGI Income Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company. The shares of Rydex | SGI Income Fund are currently issued in multiple Series, with each Series, in effect, representing a separate fund. The Rydex | SGI Income Fund accounts for the assets of each Series separately. Additionally, within each Series are multiple classes of shares. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for five years and automatically convert to Class “A” shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. “Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional class shares are sold without a front-end sales charge or a contingent deferred sales charge.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Valuations of Rydex | SGI Income Fund’s (the Fund) securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

The senior floating rate interests (loans) in which the High Yield Fund invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Senior Floating Rate Interests - Senior loans in which the Fund invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate

Notes to Financial Statements

June 30, 2010 (unaudited)

interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2010.

D. Options Purchased and Written - The Funds may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively, (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. Options may be used to hedge the Fund’s portfolio to increase the returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by these Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. There were no options, written or purchased, outstanding during the period ended June 30, 2010.

E. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes pay-down gains and losses on senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund.

F. Securities Purchased on a When-Issued or Delayed Delivery Basis - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

G. Expenses - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Fund on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

H. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

I. Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

The evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns is required to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. For all open tax years (December 31, 2006- December 31, 2009) and all major taxing jurisdictions through the end of the reporting period, the Fund’s management has completed a review and evaluation in connection with the adoption of ASC 740 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2010.

J. Earnings Credits - Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.

K. Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

L. Indemnifications - Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements

June 30, 2010 (unaudited)

M. Futures - The Fund may enter into interest rate futures contracts (“futures” or “futures contracts”) as an economic hedge against changes in prevailing levels of interest rates. A Fund’s hedging may include sales of futures as an offset against the effect of expected increases in interest rates, and purchases of futures as an offset against the effect of expected declines in interest rates.

The Fund will not enter into futures contracts for speculation and will only enter into futures contracts, which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Although techniques other than sales and purchases of futures contracts could be used to reduce Fund exposure to interest rate fluctuations, the Fund may be able to hedge exposure more effectively and at a lower cost through using futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires. There were no open futures contracts during the period ended June 30, 2010.

N. Recent Accounting Pronouncement - On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Investors (SI), based on the following annual rates for the six months ended June 30, 2010:

Management Fees (as a % of net assets)
High Yield Fund	0.60%
U.S. Intermediate Bond Fund	0.50%

SI also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
High Yield Fund	0.095%
U.S. Intermediate Bond Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

SI is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

Effective January 1, 2007, the investment advisory contract for U.S. Intermediate Bond Fund provides that the total expenses be limited to 0.95% of average net assets for Class A shares and 1.70% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective February 18, 2008, the investment advisory contract for High Yield Fund provides that the total expenses be limited to 0.85% of average net assets for the Institutional Class of shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective August 18, 2008, the investment advisory contract for High Yield Fund provides that the total expenses be limited to 1.10% of average net assets for Class A shares and 1.85% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. These contracts are in effect through April 30, 2010. Effective May 1, 2010, the investment advisory contract for High Yield Fund provides that the total expenses be limited to 1.16% of average net assets for Class A shares, 1.91% of average net assets for both Class B and Class C shares and 0.91% of average net assets for Institutional Class shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective May 1, 2010, the investment advisory contract for

Notes to Financial Statements

June 30, 2010 (unaudited)

U.S. Intermediate Bond Fund provides that the total expenses be limited to 1.00% of average net assets for Class A shares and 1.75% of average net assets for both Class B and Class shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. These contracts run through April 30, 2011. The Investment Manager is entitled to reimbursement by the High Yield Fund and U.S. Intermediate Bond Fund of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of June 30, 2010, the amount of fees waived or expenses reimbursed in the High Yield Fund and U.S. Intermediate Bond Fund were $126,478 and $179,635, respectively. As of June 30, 2010, no amounts were recouped by the Investment Manager.

Rydex | SGI Income Fund has adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans of the U.S. Intermediate Bond Fund and the High Yield Fund provide for payments at an annual rate of 0.25% of the average daily net assets of Class A Shares of each Fund and 1.00% of the average daily assets of Class B and Class C shares. For the period January 1, 2009 to October 16, 2009, the distribution fees were paid to Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and distributor of the Funds. Effective October 16, 2009, Rydex Distributors, Inc. (“Rydex Distributors”) became the sole distributor of the Funds. The distribution fees were paid to Rydex Distributors effective October 16, 2009. Effective December 1, 2006, Class B shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations.

Rydex Distributors retained underwriting commissions during the six month period January 1, 2010 to June 30, 2010, on sales of shares after allowances to brokers and dealers in the following amounts:

Rydex Distributors Underwriting Commissions
U.S. Intermediate Bond Fund	$2,793

Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include Security Investors, Security Global Investors (SGI), SDI, and Rydex Distributors.

3. Federal Income Tax Matters

The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2010, were as follows:

	High Yield Fund	U.S. Intermediate Bond Fund
Gross unrealized appreciation	$9,675,163	$4,470,604
Gross unrealized depreciation	(6,742,460)	(9,697,626)

Net unrealized appreciation (depreciation)	$2,932,703	($5,227,022)

Notes to Financial Statements

June 30, 2010 (unaudited)

At December 31, 2009, the following Funds have capital loss carryovers to offset future realized capital gains as follows:

	Capital Loss Carryovers	Expires In
High Yield Fund*	$1,383	2011
	1,140,983	2014
	2,490,601	2015
	100,208	2016
	4,038,198	2017

	$7,771,373

U.S. Intermediate Bond Fund**	$433,468	2010
	291,583	2011
	2,224,486	2012
	2,390,407	2013
	1,887,627	2014
	2,907,085	2015
	9,807,711	2016
	17,929,397	2017

	$37,871,764

*	The Rydex | SGI Income Fund - High Yield Fund obtained approximately $3,631,584 of capital losses (included above) from its merger with Rydex | SGI Income Fund - Income Opportunity Fund on July 25, 2008, which may be applied against realized net taxable gains in future years, subject to an annual limitation of $1,653,623 imposed by Section 382 of the Internal Revenue Code.

**	The Rydex | SGI Income Fund - U.S. Intermediate Fund obtained approximately $15,056,997 of capital losses (included above) from its merger with Rydex | SGI Income Fund - Capital Preservation Fund on February 20, 2009 (see Note 6), which may be applied against realized net taxable gains in future years. The acquiring fund had a change in ownership at merger date and its pre-merger capital loss carryovers are subject to an annual limitation of $2,852,794 by Section 382 of the Internal Revenue Code.

The tax character of distributions paid during the fiscal year ended December 31, 2009, was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2009
High Yield Fund	$8,030,768	$—	$11,539	$8,042,307
U.S. Intermediate Bond Fund	3,902,846	—	—	3,902,846

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of December 31, 2009, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Distributable Earnings/(Deficit)***
Rydex | SGI Income Fund:
High Yield Fund	$—	$—	$(7,771,373)	$4,850,124	$(2,921,249)
U.S. Intermediate Bond Fund	126,210	—	(37,871,764)	(11,542,298)	(49,287,852)

*	Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, differences between book and tax basis bond discount accretion, and the interest accrued on defaulted bonds for tax purposes.

***	The difference between total distributable earnings (deficit) for book and tax purposes is related to the interest accrued on defaulted bonds for tax purposes.

Notes to Financial Statements

June 30, 2010 (unaudited)

4. Investment Transactions

Investment transactions for the six months ended June 30, 2010 (excluding overnight investments, short-term debt securities) were as follows:

	High Yield Fund	U.S. Intermediate Bond Fund
Purchases	$70,848,200	$45,418,365
Proceeds from Sales	$77,940,112	$43,787,264

5. Fair Value of Financial Instruments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.

Notes to Financial Statements

June 30, 2010 (unaudited)

The following table provides the fair value measurement of applicable Fund assets by level within the fair value hierarchy as of June 30, 2010. These assets are measured on a recurring basis.

Description	Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable inputs	LEVEL 3 Significant unobservable inputs
High Yield Fund
Common Stocks	$385,157	$304,445	$—	$80,712
Preferred Stocks	411,220	191,704	—	219,516
Warrants	20,355	—	—	20,355
Convertible Bonds	5,540,375	—	5,540,375	—
Corporate Bonds	143,327,893	—	142,144,550	1,183,343
Senior Floating Rate Interests	2,816,081	—	2,642,314	173,767
Repurchase Agreement	22,837,000	—	22,837,000	—

Total	$175,338,081	$496,149	$173,164,239	$1,677,693

U.S. Intermediate Bond Fund
Convertible Bonds	$28,563	$—	$28,563	$—
Corporate Bonds	79,647,968	—	79,642,440	5,528
Preferred Stocks	3,500,054	—	2,845,200	654,854
Mortgage Backed Securities	3,327,764	—	3,327,764	—
Asset Backed Securities	1,455,309	—	1,455,309	—
U.S. Government Sponsored Agency Bonds & Notes	2,005,886	—	2,005,886	—
U.S. Government Securities	54,364,495	54,364,495	—	—

Total	$144,330,039	$54,364,495	$89,305,162	$660,382

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2010:

	LEVEL 3 - Fair value measurement using significant unobservable inputs
	Securities	Total
High Yield Fund
ASSETS:
Beginning Balance	$1,397,436	$1,397,436
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	93,735	93,735
Purchases, sales, issuances, and settlements (net)	(160,898)	(160,898)
Transfers in and/or out of Level 3	347,420	347,420

Ending Balance	$1,677,693	$1,677,693

U.S. Intermediate Bond Fund
ASSETS:
Beginning Balance	$717,097	$717,097
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	(56,715)	(56,715)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending Balance	$660,382	$660,382

Notes to Financial Statements

June 30, 2010 (unaudited)

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

6. Acquisition of Security Income Fund - Capital Preservation Fund

Pursuant to a plan of reorganization approved by the stockholders of Capital Preservation Fund of Security Income Fund. U.S. Intermediate Bond Fund of Rydex | SGI Income Fund acquired all of the net assets of Capital Preservation Fund on February 20, 2009 which totaled $86,768,479. A total of 11,586,062 shares of Capital Preservation Fund were exchanged for 22,645,387 shares of U.S. Intermediate Bond Fund immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Capital Preservation’s net assets included $26,832,764 of unrealized depreciation and $15,056,998 of accumulated realized loss on sale of investments. The aggregate net assets of U.S. Intermediate Bond Fund immediately before the acquisition totaled $51,963,431 and following the acquisition, the combined net assets of U.S. Intermediate Bond Fund totaled $138,731,910.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the fiscal year for U.S. Intermediate Bond Fund, U.S. Intermediate Bond Fund’s pro forma results of operations for the year ended December 31, 2009, would have been $4,063,538 of net investment income, $12,194,282 of net realized and unrealized loss on investments, and $8,130,744 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Capital Preservation Fund that have been included in U.S. Intermediate Bond Fund statement of operations since February 20, 2009.

7. Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.

Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Security Investors, LLC, the Funds’ investment adviser (the “Investment Adviser”) and Security Global Investors, LLC, the sub-adviser to certain of the Funds, pursuant to an agreement between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction closed on July 30, 2010.

Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Adviser and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory (“New Investment Advisory Agreements”) and sub-advisory agreements (“New Sub-Advisory Agreements”) were approved by the Board of Directors of the Funds. The New Investment Advisory Agreements were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Investment Advisory Agreements and New Sub-Advisory Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.

Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company.

Notes to Financial Statements

June 30, 2010 (unaudited)

Proxy Results

At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Security Income Fund and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
High Yield Fund	6,646,709	122,731	427,567
U.S. Intermediate Bond Fund	22,238,737	258,050	353,854

Directors (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.
(05-11-39)
2004

Jerry B. Farley**	President - Washburn University
(09-20-46)
2005

Penny A. Lumpkin**	Partner - Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President - Palmer Companies, Inc. (Small Business and Shopping
1993	Center Development)
Vice President - PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail Healthcare
(12-18-43)
1998

Richard M. Goldman*	Senior Vice President - Security Benefit Corporation
(03-04-61)	Director - First Security Benefit Life Insurance and Annuity Company of New York
2008 (President, Director &	President - Security Investors, LLC
Chairman of the Board)	President & Director, Security Global Investors, LLC
CEO, President, & Director, Rydex Distributors, Inc.
President & CEO, Rydex Holdings, LLC
CEO & Director, Padco Advisors, Inc.
CEO & Director, Padco Advisors II, Inc
Director, Rydex Fund Services, Inc.
Director, Security Distributors, Inc. (2007-2009)
Managing Member, RM Goldman Partners, LLC (2006-2007)
President and CEO, FortmannLeff (2003-2005)

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Funds’ joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.

***	Each director oversees 29 Rydex | SGI Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title - Year Elected	Principal Occupation(s) During Past 5 Years
Mark P. Bronzo	Portfolio Manager, Security Investors, LLC
(11-01-60) Vice President - 2008	Managing Director & Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Brenda M. Harwood	Vice President, Chief Compliance Officer & Treasurer - Security Global Investors, LLC
(11-03-63)	Chief Compliance Officer, Security Global Investors, LLC
Chief Compliance Officer - 2004	Assistant Vice President - Security Benefit Life Insurance Company (2004 - 2009)
Treasurer - 1988	Vice President, Assistant Treasurer (2006 - 2009) & Director - Security Distributors, lnc. (2004-2009)

Amy J. Lee	Secretary - Security Investors, LLC
(06-05-61)	Secretary & Chief Compliance Officer - Security Distributors, Inc.
Secretary - 1987	Vice President, Associate General Counsel & Assistant Secretary - Security Benefit Corporation & Security Benefit Life Insurance Company
Secretary, Security Global Investors, LLC
Associate General Counsel, First Security Benefit Life Insurance and Annuity of New Yort
Secretary, Security Financial Resources, Inc.
Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, And Rydex Variable Trust
Secretary, Rydex Holdings, LLC
Vice President and Secretary, Rydex Advisory Services, LLC
President and Secretary, Advisor Research Center, Inc.
Director - Brecek & Young Advisors, Inc. (2004 - 2008)

Mark Mitchell	Vice President & Portfolio Manager - Security Investors, LLC
(08-24-64)	Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2003

Joseph C. O’Connor	Portfolio Manager, Security Investors, LLC
(07-15-60)	Managing Director, Nationwide Separate Accounts LLC (2003 - 2008)
Vice President - 2008

Keith Fletcher (2-18-58)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust
Vice President - 2009	Vice President of Rydex Investments
Vice President and Director of Rydex Distributors, Inc.
Vice President Of Security Global Investors, LLC

Daniel W. Portanova	Portfolio Manager, Security Investors, LLC
(10-02-60)	Managing Director, Nationwide Separate Accounts LLC (2003 - 2008)
Vice President - 2008

James P. Schier	Senior Portfolio Manager - Security Investors, LLC
(12-28-57)	Vice President & Senior Portfolio Manager-Security Benefit Life Insurance Company
Vice President - 1998

Christopher D. Swickard	Assistant Secretary - Security Investors, LLC and Security Distributors, Inc.
(10-09-65)	Second Vice President & Assistant General Counsel - Security Benefit
Assistant Secretary - 1996	Corporation and Security Benefit Life Insurance Company
Assistant General Counsel, First Security Benefit Life Insurance and Annuity Company of New York.

David G. Toussaint	Vice President & Portfolio Manager - Security Investors, LLC
(10-10-66)	Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2001

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Rydex | SGI Privacy Policies

Rydex Funds, Rydex | SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)

Our Commitment to You

When you become a Rydex | SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex | SGI client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex | SGI account application or when you request a transaction that involves Rydex and Rydex | SGI funds or one of the Rydex | SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex | SGI. For example, if you ask to transfer assets from another financial institution to Rydex | SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex | SGI investment products and services, we may share your information within the Rydex | SGI family of affiliated companies. This would include, for example, sharing your information within Rydex | SGI so we can make you aware of new Rydex and Rydex | SGI funds or the services offered through another Rydex | SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex | SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex | SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

Rydex | SGI Privacy Policies (continued)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

Other Information:

Each of these Rydex | SGI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com and www.rydex-sgi.com or by calling 1-800-888-2461.

A description of the policies and procedures that these Rydex | SGI Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how these Rydex | SGI Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2010 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com Rydex Distributors, Inc.	BULK RATE U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 485

SDI 609 (6-09)	46-06093-01 2010/6/30

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

There was no fraud, whether or not material, involving officers or employees of the Registrant who have a significant role in the Registrant’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Registrant, including its President and Treasurer.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Security Income Fund

By (Signature and Title)*	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: September 3, 2010

By (Signature and Title)*	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date: September 3, 2010

*	Print the name and title of each signing officer under his or her signature.